Schedule of Restricted Share Activities (Details) shares in Thousands	6 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Vested | (per share)	$ 2.9934	¥ 21.4438	$ 4.3704	¥ 31.7602
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares Granted Unvested, Beginning | shares	107	107	330	330
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance | $ / shares	$ 4.6904		$ 5.0223
Number of Restricted Shares Granted, Replacement | shares			22	22
Weighted-Average Grant Date Fair Value, Replacement | $ / shares			$ 4.2700
Number of Restricted Shares Granted, Awarded | shares	1,327	1,327	1,546	1,546
Weighted-Average Grant Date Fair Value, Awarded | $ / shares	$ 0.8655		$ 1.6495
Number of Restricted Shares Granted, Vested | shares	(1,379)	(1,379)	(1,651)	(1,651)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 0.9951		$ 1.8351
Number of Restricted Shares Granted, Forfeited | shares			(88)	(88)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares			$ 5.0458
Number of Restricted Shares Granted Unvested, Ending | shares	55	55	159	159
Weighted-Average Grant Date Fair Value, Unvested, Ending balance | $ / shares	$ 5.0337		$ 5.2073